Submission	Mar. 07, 2025
Submission [Line Items]
Central Index Key	0001131399
Registrant Name	GSK plc
Registration File Number	333-278205
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES